Nov. 10, 2022

Milliman Variable Insurance Trust

(the “Trust”)

Supplement dated november 10, 2022 to the Prospectus dated April 29, 2022 for the following series of the Trust

(each, a “Fund,” and collectively, the “Funds”):

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for each Fund:

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov
1.	Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

Par Up Rate* (As of November 10, 2022)
Share Class	Prior to Taking into Account Fund Fees and Expenses
Class 3	81.48%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

	Buffer
Share Class	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov
2.	Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov

Par Up Rate* (As of November 10, 2022)
Share Class	Prior to Taking into Account Fund Fees and Expenses
Class 3	81.82%

*	The performance of the Fund’s upside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Up Rate by the positive returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Par Down Rate*
Share Class	Prior to Taking into Account Fund Fees and Expenses
Class 3	50%

*	The performance of the Fund’s downside S&P 500 Index FLEX Options’ exposure is calculated by multiplying the Par Down Rate by the negative returns of the S&P 500 Index for the Outcome Period. That performance is then reduced by the Fund’s total net expenses.

Investors should retain this supplement for future reference.